UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22933
(Investment Company Act file number)

Griffin Institutional Access Real Estate Fund
(Exact name of registrant as specified in charter)

Griffin Capital Plaza
1520 Grand Avenue
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight
1180 West Peachtree Street, N.W.
Suite 1800
Atlanta, GA 30309

Registrant’s telephone number, including area code: (404) 817-8500

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 – March 31, 2017

Item 1. Reports to Stockholders.

Table of Contents

Shareholder Letter	1
Portfolio Update	9
Portfolio of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	27
Additional Information	34

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

Dear Fellow Shareholders:

We are pleased to present the Griffin Institutional Access™ Real Estate Fund (the “Fund”) semi-annual report. Since our last report, the Fund surpassed $1.5 billion assets under management. We greatly appreciate the support of our shareholders as well as our broker-dealer partners and will continue to remain true to our stated objective to deliver returns comprised of income and appreciation with moderate volatility and low correlation to the broad markets. Over the past 33 months since the Fund’s inception, we encountered a variety of market events including terrorist attacks, “Brexit,”1 Federal Reserve Rate increases, and the inauguration of our 45th President, Donald Trump. During this time, the Fund’s Class A shares have generated a 7.58% 2 annualized return since inception with a volatility profile less than that of the Barclays U.S. Aggregate Bond Index. Our corresponding Sharpe Ratio (a measure of risk-adjusted returns) was 3.412 –more than four times the Sharpe Ratio for the S&P 500. Moving forward, the only certainty within the financial markets will be more uncertainty. As the markets continue to evolve, we will remain diligently focused on monitoring developments in domestic fiscal policy reform and geo-political events, which may provide opportunities to mitigate risk and drive returns.

Real estate market fundamentals remained healthy with rental rates and occupancies across all sectors near cyclical highs. Private real estate net operating income (NOI) growth, a measure of the health of the overall real estate market, came in at 5.73% for the trailing four quarters ending March 31, 2017.3 This result is significantly higher than the 10-year average NOI growth of 3.34%. Further, the trailing four quarter occupancy across all NCREIF-NPI sectors was 93.14%, well above its 10-year average of 90.67%. This growth has been supported by below trend supply growth due to stringent lending requirements for development financing. As mentioned in our last annual report (September 2016), we believe core real estate located within primary markets is positioned to deliver strong risk-adjusted returns to our investors.

The Fund’s private securities have performed well over the trailing six months driven primarily by an overall healthy macroeconomic environment. We have added one private security to the portfolio since our last annual report (September 2016), bringing the total number of private real estate securities to eighteen. As of April 3, 2017, these private securities represent $144 billion in gross asset value and 2,223 investments diversified by sector, geography and manager. The Fund’s private holdings include:

• AEW Core Property Trust	• MEPT Edgemoor
• American Core Realty Fund	• MetLife Commercial Mortgage Income Fund
• Barings Core Property Fund[4]	• Morgan Stanley Prime Property Fund
• BlackRock Granite Property Fund	• Prudential PRISA
• CBRE US Core Partners	• RREEF America REIT II
• Clarion Lion Industrial Trust	• Sentinel Real Estate Fund
• Clarion Lion Properties Fund	• Stockbridge Smart Markets Fund
• Guggenheim US Property Fund	• UBS Trumbull Property Fund
• Heitman America Real Estate Trust	• USAA US Government Building Fund

[1]	The United Kingdom’s decision to leave the European Union is commonly referred to as “Brexit.”
[2]	Source: Morningstar Direct.
[3]	Source: NCREIF Property Index Trends Report, Q1 2017.
[4]	Formerly known as the Cornerstone Patriot Fund.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

(Shareholder Letter continued)

PORTFOLIO ALLOCATION5 (unaudited)

Over the past six months, we remained overweight private securities relative our long-term target allocation, which has helped mitigate portfolio volatility. Since September 30, 2016 the FTSE NAREIT All Equity REIT index had produced a negative return of 81 basis points.6  The decline was due largely to capital rotation out of yield sensitive-securities, such as real estate investment trusts (REITs) and utilities, in favor of more cyclical asset types in response to higher expectations of overall economic growth. This capital rotation has little to do with underlying real estate fundamentals, which remained strong, and more to do with forward growth assumptions based on President Trump’s proposed fiscal policy. Although it is too soon to determine whether this growth will materialize, we believe real estate is well positioned at this point in the cycle. If we assume the “high growth” scenario, we should see modest inflation and an overall continued strengthening of underlying tenant fundamentals. Real estate generally performs well during inflationary periods since rental rates reset to meet market growth. Historically, private real estate has only produced negative returns during periods of economic recession. If the proposed pro-business agenda is successfully implemented, we believe the odds of a late cycle recession are greatly reduced and we will likely continue to see positive returns for real estate. Conversely, should the economy observe a more tepid growth profile, we believe that real estate is well situated to capture capital flows within a low-yield environment as spreads and valuations are attractive relative most other sectors.

Despite macro-economic and geo-political uncertainties, we continue to see opportunities within the institutional real estate sector that have the potential to deliver favorable risk-adjusted returns that align with the Fund’s stated objectives. On behalf of the entire Griffin Capital team, we thank you for your continued confidence in the Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
Portfolio Manager
Griffin Institutional Access Real Estate Fund

[5]	As of 4/3/17 based on market value. Allocation and holdings are subject to change.
[6]	Source: Morningstar Direct. One basis point is equal to 1/100th of 1%, or 0.01%.
Past performance is no guarantee of future results. All metrics are based on Class A shares. The Fund offers four share classes: GIREX-Class A, GCREX-Class C, GRIFX-Class I, and GMREX-Class M. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: https://www.griffincapital.com/griffin-institutional-access-real-estate-fund/forms-and-literature.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

PRIVATE FUND DIVERSIFICATION (unaudited)

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. To achieve this goal the Fund diversifies its holdings by property type, geography and fund managers.

SECTOR DIVERSIFICATION (unaudited)

GEOGRAPHIC DIVERSIFICATION (unaudited)

Allocation, Sector, Geographic Diversification, and holdings are subject to change. Diversification does not eliminate the risk of experiencing investment losses. The charts represent the diversification by sector and geography of the private fund holdings as of 4/3/17. Based on Market value.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

PRIVATE FUND ALLOCATION (unaudited)

PRIVATE FUND ALLOCATION	%
Clarion Lion Properties Fund	15.99%
Prudential PRISA	15.29%
Morgan Stanley Prime Property Fund	13.83%
UBS Trumbull Property Fund	7.67%
Clarion Lion Industrial Trust	5.61%
MEPT Edgemoor	5.45%
Guggenheim US Property Fund	4.68%
Sentinel Real Estate Fund	4.45%
Stockbridge Smart Markets Fund	4.14%
American Core Realty Fund	3.71%
USAA US Government Building Fund	3.65%
AEW Core Property Trust	3.64%
BlackRock Granite Property Fund	3.15%
CBRE US Core Partners	3.15%
Heitman America Real Estate Trust	2.83%
Barings Core Property Fund[7]	1.48%
RREEF America REIT II	0.94%
MetLife Commercial Mortgage Income Fund	0.34%

[7]	Formerly known as the Cornerstone Patriot Fund.
Holdings are subject to change.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

PRIVATE FUND SUMMARIES (unaudited)

Core Property Trust (“CPT”) is an open-end core fund that seeks to invest in high quality assets located in top-tier markets with a heavy emphasize on income, liquidity and strong long term fundamentals. CPT uses a research-based approach to target markets with high barriers to entry – physical, governmental, or economic – in addition to population and job growth potential.

Bentall Kennedy Multi-Employer Property Trust (“MEPT”) Edgemoor is an open-end, core real estate private equity fund that invests in a portfolio of institutional-quality real estate assets in the U.S. MEPT Edgemoor’s investment strategy is focused on maintaining stable income, building a diversified modern portfolio, using moderate leverage, and providing superior liquidity. The fund upholds a strong commitment to the principles of Responsible Property Investing.

The American Core Realty Fund is a diversified open-end commingled fund that invests primarily in high quality core income-producing office, industrial, retail, and multi-family properties. The Core Fund focuses its investment activity throughout the United States in major metropolitan markets that are innovation hubs containing high concentrations of our nation’s globally competitive industries and that benefit from highly educated/professional human capital.

MetLife Commercial Mortgage Income Fund is a perpetual life, open-end, commercial mortgage debt fund that consists of commercial mortgage loans. The Fund seeks to provide consistent current income, attractive risk-adjusted returns and preservation of principal. The Fund seeks to achieve its investment objective by creating a portfolio of institutional-quality loans originated by MetLife Investment Management Real Estate’s existing platform, using its investment underwriting guidelines and risk management processes and policies and anticipates being broadly diversified by property type, geography, borrower and loan type.

The Barings Core Property Fund[8] is a U.S. open-end, diversified core fund that focuses on the four traditional property types and hotels. The Fund is managed with an emphasis on research, targeting “barrier” markets, which are perceived to reduce the risk of oversupply and offer potential for outsized rent growth and appreciation.

Morgan Stanley Prime Property Fund is an open-end core fund with a focus on office, retail, multifamily, industrial,  self storage and hotel properties located in major real estate markets throughout the United States.

BlackRock Granite Property Fund (“The Granite Fund”) is a diversified core private REIT with an investment objective to provide current income with the potential for long term capital appreciation. The Granite Fund aims to beat its stated benchmark, the NFI-ODCE, while producing real estate returns and liquidity appropriate for a core fund.

PRISA is organized as a perpetual life, open-ended, commingled fund to invest primarily in core, well-leased, operating real estate assets located in the United States, with an emphasis on income. PRISA is Prudential Real Estate Investors (“PREI”) flagship fund, and represents one of the oldest and largest U.S. core real estate funds available in the marketplace.

U.S. Core Partners (“CBRE Core Fund”) is an open-end core fund that purchases and operates high-quality, income-producing office, industrial, retail, and multi-family assets in select major U.S. metropolitan markets that exhibit strong growth demographics.

RREEF America REIT II is a core private REIT that provides an average risk exposure to the core real estate market, but does so with significantly different allocations than the Index – heavily overweight to industrial assets and the West.

Clarion Lion Industrial Trust (the “Fund”) is a private REIT focused on the industrial property sector in North America. The Fund invests primarily in big-box warehouse and distribution centers, with an emphasis on large, core industrial markets throughout the United States.

Sentinel Real Estate Fund is a multi-family focused, core private REIT that emphasizes acquisitions of stabilized assets with in-place income with the goal of providing a substantial portion of investor returns in the form of distributed cash.

Clarion Lion Properties Fund is a core private REIT with interests in a diversified portfolio of primarily institutional quality real estate assets and related investments located throughout the U.S. The investment objective is to provide a strong income return with potential for long-term capital appreciation.

The Smart Markets Fund is an open-end core fund that aims to capture performance in excess of the ODCE Index by acquiring assets in “Smart Markets” characterized by educated, stable and fast-growing employment bases. The Smart Market Fund’s target market strategy is based on the principle that real estate demand is dependent on jobs which are increasingly being created where there are educated work forces in the U.S.

GRE U.S. Property Fund L.P. (“USPF”) is an open-end real estate fund consisting of a diversified portfolio of institutional quality, income producing assets broadly allocated by property type and geographic location. USPF employs a core plus strategy intertwined with a disciplined risk management process in seeking to achieve its performance objectives.

Trumbull Property Fund is an open-end, diversified Core fund focusing on the four main property types, with a small exposure to hotels. The Fund focuses on top markets for high-quality Core, institutional real estate assets.

Heitman America Real Estate Trust (“HART”) is an open-end core commingled fund. HART’s core strategy encompasses stabilized investments with low to moderate leverage and seeks to objectively minimize risk through diversification in property type, geographic location, and tenant composition.

USAA US Government Building Fund seeks to provide investors with attractive, risk-adjusted returns generated by the acquisition, build to suit development and operation of buildings located in the United States and leased or intended to be leased to U.S. federal, state and local governments and government agencies  and departments.

[8]	Formerly known as the Cornerstone Patriot Fund.
Holdings are subject to change.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

FUND SUB ADVISORS (unaudited)

Aon Hewitt Investment Consulting

The Fund’s Private Allocation Sub-Advisor, Aon Hewitt Investment Consulting, an Aon Company, provides investment consulting services to over 480 clients in North America with total client assets worldwide of over $4.2 trillion, including $3.1 trillion in the U.S. as of June 30, 2016. Over 350 investment consulting professionals in the U.S. advise institutional investors such as corporations, public organizations, union associations, health systems, endowments, and foundations.

CenterSquare Investment Management

The Fund’s Public Allocation Sub-Advisor, CenterSquare Investment Management, a BNY Mellon Company, is focused exclusively on real estate and structured to provide attractive investment performance to institutional real estate investors. CenterSquare’s team of REIT experts has been a trusted advisor to endowments, pension plans and corporate clients. The firm currently manages $8.8 billion across a variety of real estate strategies as of December 31, 2016.

Griffin Capital Advisor along with CenterSquare Investment Management have designed a public market strategy in line with the objectives of the Fund with a focus on identifying public real estate securities whose current prices are below their intrinsic values. CenterSquare Investment Management has been managing real estate securities portfolios since 1995 across multiple strategies and market cycles.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

DISCLOSURES (unaudited)

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund is a closed-end interval fund that provides liquidity to shareholders through a quarterly repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value. Currently, no secondary market exists for the Fund’s shares, and the Fund expects that no secondary market will develop.

By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Griffin Capital Securities, LLC does not accept any liability for losses either direct or consequential caused by the use of this information.

Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Sources of distributions to shareholders for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Pursuant to Section 852 of the Internal Revenue Code, the taxability of distributions will be reported on Form 1099-DIV.

The Fund distribution rate is the amount, expressed as a percentage, a Fund investor would receive in distributions if the most recent Fund distribution stayed consistent going forward. It is calculated by annualizing the most recent Fund distribution yield. The percentage represents a single distribution from the Fund and does not represent the total return of the Fund.

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market.

The FTSE NAREIT U.S. All Equity REIT Index contains all tax-qualified real estate investment trusts (REITs) with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The NCREIF Property Index (NPI) is a quarterly, unleveraged composite total return for private commercial real estate properties held for investment purposes only. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors and held in a fiduciary environment.

The S&P 500 is an index based on market cap of the 500 largest companies having stock listed on the NYSE or NASDAQ.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2017

(Disclosures continued)

DISCLOSURES (unaudited)

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transactions in fund shares. Such fees, expenses, and commissions could reduce returns.

During the six months ended March 31, 2017, the Fund paid distributions of $37,304,256 to its investors, consisting of distributions of $14,766,578 paid in cash and $22,537,678 that was reinvested through the Fund’s distribution reinvestment program.

During that period, the Fund received cash from dividends and distributions from the Fund’s underlying investments totaling $26,361,870, and from realized gains on its investments totaling $8,287,260, and paid cash fees and expenses of $16,100,697.

The Fund’s stated investment objective is to generate a return comprised of both income and capital appreciation with moderate volatility and low correlation to the broader markets. Thus, the Fund expects to generate a total return comprised of both dividend income and appreciation less the fees and expenses of the Fund. Since inception, a portion of the Fund’s total return was comprised of unrealized appreciation representing an increase in the value of its underlying securities, which had not been realized through a sale or other capital transaction. Distributions are determined to be economically earned if the total return of the Fund less fees and expenses of the Fund exceeds the distributions paid, and to the extent that the Fund makes distributions in excess of its total return, less fees and expenses of the Fund, the NAV will decline.

The Fund’s most recent annualized distribution rate as of March 31, 2017 was 5.22%. Distributions paid may exceed and, from time to time, have exceeded the Fund’s total return less fees and expenses of the Fund during some periods due to changes in market conditions affecting components of the Fund’s total return, including unrealized appreciation. Please reference the performance table below to view the Fund’s historical returns. Additionally, the Fund’s performance can always be found on the Griffin Capital website (www.griffincapital.com). The following chart presents the quarterly changes to the NAV, total return, and cumulative total return for load-waived Class A shares since inception.9

PERIOD ENDING	NAV RETURN	TOTAL RETURN	CUMULATIVE TOTAL RETURN
06/30/2014	N/A	N/A	N/A
09/30/2014	0.44%	1.65%	1.65%
12/31/2014	2.11%	3.40%	5.10%
03/31/2015	0.98%	2.28%	7.50%
06/30/2015	-1.24%	0.06%	7.56%
09/30/2015	1.13%	2.47%	10.21%
12/31/2015	1.01%	2.34%	12.79%
03/31/2016	1.00%	2.33%	15.42%
06/30/2016	0.95%	2.28%	18.05%
09/30/2016	-0.04%	1.28%	19.57%
12/30/2016	-0.26%	1.05%	20.83%
03/31/2017	-0.15%	1.17%	22.24%

[9]	Source: Morningstar Direct.

Griffin Institutional Access Real Estate Fund	Portfolio Update

March 31, 2017 (Unaudited)

Performance (for the six months ended March 31, 2017)
	6 Month	1 Year	Since Inception	Inception Date	Total Expense Ratio
Griffin Institutional Access Real Estate Fund– A– Without Load	2.24%	5.51%	7.59%	6/30/14	2.42%
Griffin Institutional Access Real Estate Fund– A– With Load*	‐3.63%	‐0.57%	5.29%	6/30/14
S&P 500® Total Return Index	10.12%	17.17%	9.31%	6/30/14
Bloomberg Barclays U.S. Aggregate Bond Index	‐2.18%	0.44%	2.18%	6/30/14
Griffin Institutional Access Real Estate Fund – C– Without Load	1.85%	4.71%	5.75%	8/7/15	3.17%
Griffin Institutional Access Real Estate Fund – C– With Load**	0.85%	3.72%	5.75%	8/7/15
Griffin Institutional Access Real Estate Fund – I – NAV	2.35%	5.79%	6.78%	8/7/15	2.17%
Griffin Institutional Access Real Estate Fund ‐ M ‐ NAV	N/A	N/A	2.62%	11/16/16	2.92%

*	Adjusted for initial maximum sales charge of 5.75%.
**	Adjusted for contingent deferred sales charge of 1.00%.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays Capital U.S. Aggregate Bond Index) is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Indexes are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-888-926-2688 or by visiting www.griffincapital.com.

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C, Class I and Class M shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. The Fund’s investment adviser has contractually agreed to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91%, 2.66%, 1.66% and 2.41% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class M shares, respectively. The Expense Limitation Agreement will remain in effect at least until February 1, 2018, unless and until the Board approves its modification or termination. Without the waiver the expenses would be 2.42%, 3.17%, 2.17% and 2.92% for Class A, Class C, Class I and Class M, respectively. Please review the Fund’s Prospectus for more details regarding the Fund’s fees and expenses. No assurances can be given that the Fund will pay a dividend in the future; or, if any such dividend is paid, the amount or rate of the dividend.

Semi-Annual Report | March 31, 2017	9

Griffin Institutional Access Real Estate Fund	Portfolio Update

March 31, 2017 (Unaudited)

Performance of $10,000 Initial Investment (for the six months ended March 31, 2017)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*

Private Investment Funds	88.41%
Publicly Traded Securities	11.53%
Other	0.06%
TOTALS	100.00%

Portfolio Composition (as a % of Net Assets)*

Real Estate Investment Trusts	99.94%
Other Assets in Ecess Of Liabilities	0.06%
TOTALS	100.00%

*	Holdings are subject to change. Tables present indicative values only.

10	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (99.94%)

Private Investment Funds (88.41%)*(a)
AEW Core Property Trust	54,208	$52,760,699
American Core Realty Fund LLC	445	53,957,905
Barings Core Property Fund LP	174,965	21,580,086
BlackRock Granite Property Fund	N/A	45,754,955
CBRE US Core Partners	34,285,915	45,474,244
Clarion Lion Industrial Trust	43,058	67,181,479
Clarion Lion Properties Fund LP	154,381	213,257,941
Guggenheim US Property Fund	N/A	60,167,324
Heitman America Real Estate Trust	20,399	23,873,529
MEPT Edgemoor LP Fund	41,281	78,582,636
MetLife Commercial Mortgage Income Fund LP	2,262	2,301,543
Morgan Stanley Prime Property Fund	9,566	167,574,123
Prudential PRISA LP	152,384	221,041,085
RREEF America REIT II	117,651	13,640,797
Sentinel Real Estate Fund LP	766	64,356,920
Stockbridge Smart Markets Fund	40,997	59,973,949
UBS Trumbull Property Fund	10,269	110,352,663
USAA US Government Building Fund LLC	N/A	53,155,660
		1,354,987,538

Publicly Traded Securities (11.53%)
Alexandria Real Estate Equities, Inc.(a)	20,230	2,235,820
American Assets Trust, Inc. (a)	37,870	1,584,481
American Homes 4 Rent, Class A(a)	75,910	1,742,894
Apartment Investment & Management Co., Class A	70,160	3,111,596
AvalonBay Communities, Inc.(a)	46,040	8,452,944
Boston Properties, Inc.(a)	58,830	7,789,680
Brixmor Property Group, Inc.(a)	67,010	1,438,035
Chesapeake Lodging Trust	56,520	1,354,219
Colony Starwood Homes(a)	132,300	4,491,585
Cousins Properties, Inc.	159,050	1,315,344
CubeSmart(a)	205,980	5,347,241
CyrusOne, Inc.(a)	79,350	4,084,145
DDR Corp.(a)	181,770	2,277,578
Digital Realty Trust, Inc.(a)	8,750	930,913
Douglas Emmett, Inc.(a)	118,900	4,565,760
Duke Realty Corp.(a)	154,040	4,046,631
Education Realty Trust, Inc.(a)	70,470	2,878,700
Equinix, Inc.(a)	22,830	9,140,447
Equity Residential(a)	51,710	3,217,396
Essex Property Trust, Inc.(a)	13,830	3,202,060
First Industrial Realty Trust, Inc.(a)	68,450	1,822,824
General Growth Properties, Inc.(a)	154,920	3,591,046
HCP, Inc.(a)	232,790	7,281,671
Healthcare Trust of America, Inc., Class A(a)	99,740	3,137,820
Highwoods Properties, Inc.(a)	43,480	2,136,172
Hilton Worldwide Holdings, Inc.(a)	44,210	2,584,517
Host Hotels & Resorts, Inc.(a)	249,190	4,649,885
Hudson Pacific Properties, Inc.(a)	68,030	2,356,559
Invitation Homes, Inc.(a)(b)	65,390	1,427,464
Kimco Realty Corp.(a)	143,890	3,178,530
Macerich Co.(a)	42,480	2,735,712

Semi-Annual Report | March 31, 2017	11

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
Mack-Cali Realty Corp.(a)	70,560	$1,900,886
Park Hotels & Resorts, Inc.(a)	69,120	1,774,310
Parkway, Inc.(a)	91,920	1,828,289
Prologis, Inc.(a)	139,190	7,221,177
PS Business Parks, Inc.(a)	12,920	1,482,699
Public Storage(a)	27,910	6,109,778
Regency Centers Corp.(a)	66,890	4,440,827
Simon Property Group, Inc.(a)	70,540	12,134,996
SL Green Realty Corp.(a)	18,610	1,984,198
STAG Industrial, Inc.(a)	87,220	2,182,244
STORE Capital Corp.(a)	163,820	3,912,022
Sunstone Hotel Investors, Inc.(a)	145,730	2,234,041
UDR, Inc.(a)	123,870	4,491,526
Ventas, Inc.(a)	27,020	1,757,381
VEREIT, Inc.(a)	211,560	1,796,144
Vornado Realty Trust(a)	62,670	6,286,428
Weingarten Realty Investors(a)	67,960	2,269,184
Welltower, Inc.(a)	66,720	4,725,110
		176,640,909

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,473,792,243)		1,531,628,447

TOTAL INVESTMENTS (99.94%) (Cost $1,473,792,243)		$1,531,628,447

Other Assets In Excess Of Liabilities (0.06%)		932,552
NET ASSETS (100.00%)		$1,532,560,999

(a)	A portion of these securities are held as collateral for the outstanding Line(s) of Credit. At March 31, 2017, outstanding collateral amounted to $1,436,883,636.
(b)	Non-income producing security.

Common Abbreviations:
LLC	-	Limited Liability Corporation
LP	-	Limited Partnerships
REIT	-	Real Estate Investment Trust

12	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2017 (Unaudited)

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of March 31, 2017
$52,760,699	AEW Core Property Trust	Quarterly	45	$0
53,957,905	American Core Realty Fund LLC	Quarterly	10	0
21,580,086	Barings Core Property Fund LP	Quarterly	30	0
45,754,955	BlackRock Granite Property Fund	Quarterly	60	0
45,474,244	CBRE US Core Partners	Quarterly	60	0
67,181,479	Clarion Lion Industrial Trust	Quarterly	90	15,000,000
213,257,941	Clarion Lion Properties Fund LP	Quarterly	90	0
60,167,324	Guggenheim US Property Fund	Quarterly	90	7,500,000
23,873,529	Heitman America Real Estate Trust	Quarterly	90	17,070,732
78,582,636	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
2,301,543	MetLife Commercial Mortgage Income Fund LP	Quarterly	90	7,702,117
167,574,123	Morgan Stanley Prime Property Fund	Quarterly	90	55,000,000
221,041,085	Prudential PRISA LP	Quarterly	90	0
13,640,797	RREEF America REIT II	Quarterly	45	0
64,356,920	Sentinel Real Estate Fund LP	Quarterly	N/A**	0
59,973,949	Stockbridge Smart Markets Fund	Quarterly	45	0
110,352,663	UBS Trumbull Property Fund	Quarterly	60	0
53,155,660	USAA US Government Building Fund LLC	Quarterly	60	0

**	Written notice required for redemption, no minimum timeline required.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	13

Griffin Institutional Access Real Estate Fund	Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

ASSETS
Investments, at value	$1,531,628,447
Cash	111,656,285
Receivable for investments sold	2,318,181
Receivable for shares sold	8,318,705
Dividends receivable	8,508,265
Prepaid expenses and other assets	182,064
Total Assets	1,662,611,947
LIABILITIES
Payable for investments purchased	12,229,100
Shareholder servicing fees payable (Note 3)	428,689
Lines of credit payable (Note 6)	114,500,000
Lines of credit interest payable (Note 6)	112,332
Investment advisory fees payable (Note 3)	1,786,495
Administration fees payable (Note 3)	55,662
Transfer agency fees payable (Note 3)	181,204
Distribution fees payable (Note 3)	257,589
Chief compliance officer fees payable (Note 3)	4,616
Trustees' fees payable (Note 3)	1,923
Legal fees payable	68,557
Audit and tax fees payable	10,221
Accrued expenses and other liabilities	414,560
Total Liabilities	130,050,948
NET ASSETS	$1,532,560,999
NET ASSETS CONSIST OF
Paid-in capital	$1,488,540,544
Accumulated net investment loss	(36,565,667)
Accumulated net realized gain on investments	22,749,918
Net unrealized appreciation on investments	57,836,204
NET ASSETS	$1,532,560,999
INVESTMENTS, AT COST	$1,473,792,243

PRICING OF SHARES
Class A:
Net asset value, and redemption price per share	$26.52
Net assets	$609,265,575
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	22,976,768
Maximum offering price per share ((NAV/0.9425), based on maximum sales charge of 5.75% of the offering price)	$28.14
Class C:
Net asset value, offering and redemption price per share(a)	$26.21
Net assets	$392,398,494
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	14,972,707
Class I:
Net asset value, offering and redemption price per share	$26.63
Net assets	$509,869,627
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	19,146,555
Class M:(b)
Net asset value, offering and redemption price per share	$26.47
Net assets	$21,027,303
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	794,444

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see (Note 1).
(b)	The Fund’s Class M shares commenced operations on November 17, 2016.

See Notes to Financial Statements.

14	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$26,361,870
Total Investment Income	26,361,870

EXPENSES
Investment advisory fees (Note 3)	10,025,663
Administrative fees (Note 3)	300,249
Transfer agency fees (Note 3)	528,800
Shareholder servicing fees:
Class A	700,460
Class C	430,208
Distribution fees:
Class C	1,290,624
Class M(a)	14,543
Legal fees	106,051
Audit and tax fees	10,221
Reports to shareholders and printing fees	393,695
SEC registration fees	58,182
Insurance fees	93,013
Custody fees	41,795
Chief compliance officer fees (Note 3)	37,461
Interest expense (Note 6)	2,561,395
Trustees' fees (Note 3)	81,272
Other expenses	73,829
Total Expenses	16,747,461
Less: Fees waived/expenses reimbursed by adviser (Note 3)	(646,764)
Net Expenses	16,100,697
Net Investment Income	10,261,173
Net realized gain on investments	8,287,260
Net change in unrealized appreciation on investments	11,611,575
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,898,835
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,160,008

(a)	The Fund’s Class M shares commenced operations on November 17, 2016.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	15

Griffin Institutional Access Real Estate Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
OPERATIONS:
Net investment income	$10,261,173	$5,401,480
Net realized gain on investments	8,287,260	3,153,910
Net change in unrealized appreciation on investments	11,611,575	40,349,143
Net Increase in Net Assets Resulting from Operations	30,160,008	48,904,533

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(15,390,731)	(142,287)
From net realized gain on investments	–	(2,129,606)
From return of capital	–	(16,174,402)
Class C
From net investment income	(9,554,976)	(71,354)
From net realized gain on investments	–	(1,067,958)
From return of capital	–	(8,111,165)
Class I
From net investment income	(12,120,524)	(90,876)
From net realized gain on investments	–	(1,360,135)
From return of capital	–	(10,330,255)
Class M(a)
From net investment income	(238,025)	–
Total Distributions to Shareholders	(37,304,256)	(39,478,038)

BENEFICIAL INTEREST TRANSACTIONS:
Class A
Shares sold	124,316,195	385,193,252
Distributions reinvested	9,109,770	11,402,155
Shares redeemed	(31,793,337)	(22,628,626)
Class C
Shares sold	97,817,938	285,953,911
Distributions reinvested	5,943,287	6,045,082
Shares redeemed	(10,775,444)	(3,685,588)
Class I
Shares sold	169,252,190	282,293,973
Distributions reinvested	7,262,483	7,758,745
Shares redeemed	(19,053,175)	(13,771,640)
Class M(a)
Shares sold	20,926,803	–
Distributions reinvested	222,138	–
Net Increase in Net Assets Derived from Beneficial Interest Transactions	373,228,848	938,561,264

Net increase in net assets	366,084,600	947,987,759

NET ASSETS:
Beginning of period	1,166,476,399	218,488,640
End of period *	$1,532,560,999	$1,166,476,399
*Including accumulated net investment loss of:	$(36,565,667)	$(9,522,584)

See Notes to Financial Statements.

16	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Other Information
BENEFICIAL INTEREST TRANSACTIONS:
Class A
Beginning shares	19,159,502	5,038,709
Shares sold	4,668,103	14,539,008
Distributions reinvested	344,481	431,493
Shares redeemed	(1,195,318)	(849,708)
Net increase in shares outstanding	3,817,266	14,120,793
Ending shares	22,976,768	19,159,502
Class C
Beginning shares	11,443,448	521,984
Shares sold	3,711,513	10,830,507
Distributions reinvested	227,206	229,888
Shares redeemed	(409,460)	(138,931)
Net increase in shares outstanding	3,529,259	10,921,464
Ending shares	14,972,707	11,443,448
Class I
Beginning shares	13,251,197	2,851,754
Shares sold	6,335,173	10,623,295
Distributions reinvested	273,587	293,041
Shares redeemed	(713,402)	(516,893)
Net increase in shares outstanding	5,895,358	10,399,443
Ending shares	19,146,555	13,251,197
Class M(a)
Beginning shares	–	–
Shares sold	786,027	–
Distributions reinvested	8,417	–
Net increase in shares outstanding	794,444	–
Ending shares	794,444	–

(a)	The Fund’s Class M shares commenced operations on November 17, 2016.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	17

Griffin Institutional Access Real Estate Fund	Statement of Cash Flows

For the Six Months Ended March 31, 2017 (Unaudited)
Cash Flow from Operating Activities:
Net increase in net assets resulting from operations	$30,160,008
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(429,388,791)
Proceeds from sales	86,038,788
Net realized gain on investments	(8,287,260)
Net change in unrealized appreciation on investments	(11,611,575)
(Increase)/Decrease in assets:
Dividends receivable	(1,385,857)
Prepaid expenses and other assets	(10,580)
Increase/(Decrease) in liabilities:
Lines of credit interest payable	8,534
Shareholder servicing fees payable	83,239
Transfer agency fees payable	29,223
Investment advisory fees payable	741,882
Distribution fees payable	80,153
Administration fees payable	9,631
Trustees' fees payable	231
Chief compliance officer fees payable	4,616
Legal fees payable	5,950
Audit and tax fees payable	(10,279)
Accrued expenses and other liabilities	210,054
Net cash used in operating activities	(333,322,033)

Cash Flows from Financing Activities:
Cash provided by lines of credit	(100,000,000)
Proceeds from shares sold	412,113,314
Payment on shares redeemed	(61,621,956)
Cash distributions paid	(14,766,578)
Net cash provided by financing activities	235,724,780

Net decrease in cash & cash equivalents	(97,597,253)
Cash & cash equivalents, beginning of period	209,253,538
Cash & cash equivalents, end of period	$111,656,285

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$22,537,678
Cash paid for interest on lines of credit during the period was:	$2,552,861

See Notes to Financial Statements.

18	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Net asset value, beginning of period	$26.63		$25.97	$25.31	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22		0.24	0.09	0.01
Net realized and unrealized gain	0.37		1.81	1.90	0.60
Total from investment operations	0.59		2.05	1.99	0.61

DISTRIBUTIONS:
From net investment income	(0.70)		(0.02)	–	–
From net realized gain on investments	–		(0.32)	(0.32)	(0.01)
Return of capital	–		(1.05)	(1.01)	(0.29)
Total distributions(c)(i)	(0.70)		(1.39)	(1.33)	(0.30)

Net increase/(decrease) in net asset value	(0.11)		0.66	0.66	0.31
Net asset value, end of period	$26.52		$26.63	$25.97	$25.31
TOTAL RETURN(d)	2.24%		8.07%	8.03%	2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$609,266		$510,251	$130,847	$35,845
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.39	%(f)	2.41%	2.82%	N/A
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.29	%(f)	2.23%	1.94%	N/A
Ratio of net investment income to average net assets(e)(g)	1.65	%(f)	0.92%	0.35%	N/A

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.01	%(f)	2.09%	2.79%	6.77	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.91	%(f)	1.91%	1.91%	1.91	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	1.93	%(f)	1.05%	0.38%	0.15	%(f)
Portfolio turnover rate(h)	6%		8%	29%	7%

(a)	The Fund's Class A shares commenced operations on June 30, 2014.
(b)	Calculated using the average shares method.
(c)
Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized gains on investments and net unrealized gains on investments, if any. The portion of distributions paid not attributable to net investment income or net realized gains on investments, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“Return of Capital”) for tax purposes. Return of capital is a tax concept, not an economic concept.  The tax character of the Fund’s distributions, in isolation, does not reveal much information about whether the distributions are supported by the Fund’s returns.  Reported distributions from net investment income and realized gains on investments are not an indication as to whether or not the Fund’s distributions are supported by the Fund’s returns. A Fund can have distributions from net investment income and realized capital gains in years in which it incurs an economic loss due to unrealized losses not being recognized for tax purposes. A common method in which to determine if the Fund’s distributions are supported by economic returns is to examine the Fund’s Net Asset Value (“ NAV”) over the course of a year. If the Fund’s NAV has increased, the Fund will have economically earned more than it has distributed, regardless of whether such distributions are reported as being from net investment income, net realized gains on investments or return of capital.  If a Fund’s NAV decreases, the Fund will have distributed more than it has economically earned or it will have incurred an economic loss.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	19

Griffin Institutional Access Real Estate Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.
(i)
The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. Final characterization of the Fund’s 2017 distributions to its common shareholders is also dependent upon the size or timing of the Fund’s securities transactions prior to year-end. Therefore, it is likely that some portion of the Fund’s 2017 investment income and distributions to its common shareholders will be re-characterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund’s year-end financial statements.

See Notes to Financial Statements.

20	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$26.42		$25.95	$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.12		0.04	0.00	(c)
Net realized and unrealized gain	0.36		1.82	0.09
Total from investment operations	0.48		1.86	0.09

DISTRIBUTIONS:
From net investment income	(0.69)		(0.03)	–
From net realized gain on investments	–		(0.32)	–
Return of capital	–		(1.04)	(0.34)
Total distributions(d)(k)	(0.69)		(1.39)	(0.34)

Net increase/(decrease) in net asset value	(0.21)		0.47	(0.25)
Net asset value, end of period	$26.21		$26.42	$25.95
TOTAL RETURN(e)	1.85%		7.30%	0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$392,398		$302,319	$13,547
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	3.14	%(g)	3.18%	3.32	%(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	3.04	%(g)	2.98%	2.69	%(g)
Ratio of net investment income to average net assets(f)(h)	0.90	%(g)	0.17%	0.00	%(g)(i)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.76	%(g)	2.86%	3.29	%(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	2.66	%(g)	2.66%	2.66	%(g)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)(h)	1.18	%(g)	0.29%	0.03	%(g)
Portfolio turnover rate(j)	6%		8%	29%

(a)	The Fund's Class C shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized gains on investments and net unrealized gains on investments, if any. The portion of distributions paid not attributable to net investment income or net realized gains on investments, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“Return of Capital”) for tax purposes. Return of capital is a tax concept, not an economic concept.  The tax character of the Fund’s distributions, in isolation, does not reveal much information about whether the distributions are supported by the Fund’s returns.  Reported distributions from net investment income and realized gains on investments are not an indication as to whether or not the Fund’s distributions are supported by the Fund’s returns. A Fund can have distributions from net investment income and realized capital gains in years in which it incurs an economic loss due to unrealized losses not being recognized for tax purposes. A common method in which to determine if the Fund’s distributions are supported by economic returns is to examine the Fund’s Net Asset Value (“ NAV”) over the course of a year. If the Fund’s NAV has increased, the Fund will have economically earned more than it has distributed, regardless of whether such distributions are reported as being from net investment income, net realized gains on investments or return of capital.  If a Fund’s NAV decreases, the Fund will have distributed more than it has economically earned or it will have incurred an economic loss.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	21

Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(e)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(i)	Less than 0.005%.
(j)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.
(k)
The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. Final characterization of the Fund’s 2017 distributions to its common shareholders is also dependent upon the size or timing of the Fund’s securities transactions prior to year-end. Therefore, it is likely that some portion of the Fund’s 2017 investment income and distributions to its common shareholders will be re-characterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund’s year-end financial statements.

See Notes to Financial Statements.

22	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$26.71		$25.98	$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.25		0.31	0.03
Net realized and unrealized gain	0.37		1.82	0.09
Total from investment operations	0.62		2.13	0.12

DISTRIBUTIONS:
From net investment income	(0.70)		(0.03)	–
From net realized gain on investments	–		(0.32)	–
Return of capital	–		(1.05)	(0.34)
Total distributions(c)(i)	(0.70)		(1.40)	(0.34)

Net increase/(decrease) in net asset value	(0.08)		0.73	(0.22)
Net asset value, end of period	$26.63		$26.71	$25.98
TOTAL RETURN(d)	2.35%		8.35%	0.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$509,870		$353,907	$74,095
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.14	%(f)	2.17%	2.20	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.04	%(f)	1.98%	1.69	%(f)
Ratio of net investment income to average net assets(e)(g)	1.90	%(f)	1.16%	0.71	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.76	%(f)	1.85%	2.17	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.66	%(f)	1.66%	1.66	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	2.18	%(f)	1.30%	0.74	%(f)
Portfolio turnover rate(h)	6%		8%	29%

(a)	The Fund's Class I shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)
Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized gains on investments and net unrealized gains on investments, if any. The portion of distributions paid not attributable to net investment income or net realized gains on investments, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“Return of Capital”) for tax purposes. Return of capital is a tax concept, not an economic concept.  The tax character of the Fund’s distributions, in isolation, does not reveal much information about whether the distributions are supported by the Fund’s returns.  Reported distributions from net investment income and realized gains on investments are not an indication as to whether or not the Fund’s distributions are supported by the Fund’s returns. A Fund can have distributions from net investment income and realized capital gains in years in which it incurs an economic loss due to unrealized losses not being recognized for tax purposes. A common method in which to determine if the Fund’s distributions are supported by economic returns is to examine the Fund’s Net Asset Value (“ NAV”) over the course of a year. If the Fund’s NAV has increased, the Fund will have economically earned more than it has distributed, regardless of whether such distributions are reported as being from net investment income, net realized gains on investments or return of capital.  If a Fund’s NAV decreases, the Fund will have distributed more than it has economically earned or it will have incurred an economic loss.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	23

Griffin Institutional Access Real Estate Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.
(i)
The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that   make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. Final characterization of the Fund’s 2017 distributions to its common shareholders is also dependent upon the size or timing of the Fund’s securities transactions prior to year-end. Therefore, it is likely that some portion of the Fund’s 2017 investment income and distributions to its common shareholders will be re-characterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund’s year-end financial statements.

See Notes to Financial Statements.

24	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class M	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period Ended March 31, 2017 (Unaudited)(a)
Net asset value, beginning of period	$26.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain	0.59
Total from investment operations	0.69

DISTRIBUTIONS:
From net investment income	(0.70)
Total distributions(c)(i)	(0.70)

Net increase/(decrease) in net asset value	(0.01)
Net asset value, end of period	$26.47
TOTAL RETURN(d)	2.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,027
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.86	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.79	%(f)
Ratio of net investment income to average net assets(e)(g)	1.01	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.48	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.41	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	1.32	%(f)
Portfolio turnover rate(h)	6%

(a)	The Fund’s Class M shares commenced operations on November 17, 2016.
(b)	Calculated using the average shares method.
(c)
Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized gains on investments and net unrealized gains on investments, if any. The portion of distributions paid not attributable to net investment income or net realized gains on investments, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“Return of Capital”) for tax purposes. Return of capital is a tax concept, not an economic concept.  The tax character of the Fund’s distributions, in isolation, does not reveal much information about whether the distributions are supported by the Fund’s returns.  Reported distributions from net investment income and realized gains on investments are not an indication as to whether or not the Fund’s distributions are supported by the Fund’s returns. A Fund can have distributions from net investment income and realized capital gains in years in which it incurs an economic loss due to unrealized losses not being recognized for tax purposes. A common method in which to determine if the Fund’s distributions are supported by economic returns is to examine the Fund’s Net Asset Value (“ NAV”) over the course of a year. If the Fund’s NAV has increased, the Fund will have economically earned more than it has distributed, regardless of whether such distributions are reported as being from net investment income, net realized gains on investments or return of capital.  If a Fund’s NAV decreases, the Fund will have distributed more than it has economically earned or it will have incurred an economic loss.

(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	25

Griffin Institutional Access Real Estate Fund – Class M	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(i)
The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. Final characterization of the Fund’s 2017 distributions to its common shareholders is also dependent upon the size or timing of the Fund’s securities transactions prior to year-end. Therefore, it is likely that some portion of the Fund’s 2017 investment income and distributions to its common shareholders will be re-characterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund’s year-end financial statements.

See Notes to Financial Statements.

26	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

1. ORGANIZATION

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware. The Fund commenced operations on June 30, 2014, and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class M shares. Class A shares commenced operations on June 30, 2014, Class C and Class I shares commenced operations on August 10, 2015 and Class M shares commenced operations on November 17, 2016. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C, Class I and Class M shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each Private REIT by the change in a proprietary Index that the Valuation Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of March 31, 2017, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Semi-Annual Report | March 31, 2017	27

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$1,354,987,538
Publicly Traded Securities	176,640,909	–	–	176,640,909
Total	$176,640,909	$–	$–	$1,531,628,447

(a)

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no transfers between Levels 1, 2 and 3 during the six months ended March 31, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

For the six months ended March 31, 2017, the Fund did not have unobservable inputs (Level 3) used in determining fair value.

28	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income – Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Industry Concentration – If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2017, the Fund had 99.94% of the value of its net assets invested within the Real Estate industry.

Distributions to Shareholders – Dividends from net investment income, if any, will be declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2016 returns or expected to be taken in the Fund’s 2017 returns.

Semi-Annual Report | March 31, 2017	29

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with the Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets of the Fund.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until February 1, 2018, so that the total annual operating expenses of the Fund do not exceed 1.91% per annum of Class A average daily net assets, 2.66% per annum of Class C average daily net assets, 1.66% per annum of Class I average daily net assets and 2.41% per annum of Class M average daily net assets (the “Expense Limitations”). The agreement can be extended at the discretion of the Adviser and the Trustees. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitations to be exceeded.

During the six months ended March 31, 2017, the fee waiver was as follows:

Fees Waived By Advisor
Griffin Institutional Access Real Estate Fund	$646,764

As of September 30, 2016, the balance of recoupable expenses for the Fund was as follows:

Fund	Expires May 21, 2017		Expires September 30, 2017	Expires September 30, 2018	Expires September 30, 2019
Griffin Institutional Access Real Estate Fund	$153,980	*	$316,121	$757,224	$1,230,007

*	$46,993 of additional Organizational Expenses were recorded subsequent to the May 21, 2014 Seed Audit Financial Statements.

Sub-advisory services were provided to the Fund pursuant to agreements between the Adviser and both Aon Hewitt Investment Consulting, Inc. (formerly doing business as Hewitt EnnisKnupp, Inc.) and CenterSquare Investment Management, Inc. (the “Sub-Advisers”). Under the terms of the sub-advisory agreements, the Adviser compensates the Sub-Advisers based on a portion of the Fund’s average daily net assets which they had been allocated to manage.

Fund Administration and Accounting Fees and Expenses

ALPS Fund Services, Inc. serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services. The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent

DST Systems, Inc. serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”).

Compliance Services

Cipperman Compliance Services, LLC provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between Cipperman Compliance Services, LLC and the Fund.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as principal underwriter of shares of the Fund. Under the Distribution Agreement the Class C and Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C and Class M shares, payable on a quarterly basis. For the six months ended March 31, 2017, Class C and Class M shares incurred distribution fees of $1,290,624 and $14,543, respectively. Class A and Class I shares are not currently subject to a Distribution Fee. Under the Shareholder Services Plan, the Class A and Class C shares may pay up to 0.25% per year of their average daily net assets for such services. Class I and Class M shares are not currently subject to a shareholder services fee. For the six months ended March 31, 2017, Class A and Class C shares incurred shareholder servicing fees of $700,460 and $430,208, respectively.

30	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator and the Transfer Agent. For the six months ended March 31, 2017, the Distributor received $593,137 in underwriting commissions for sales of the Fund’s Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Officer and Trustee Compensation

Effective October 1, 2016, each Trustee who is not affiliated with the Trust or Adviser receives an annual retainer of $50,000, paid quarterly, as well as reimbursement for any reasonable expenses incurred attending the meetings and $500 per non-interested Trustee per each special telephonic meeting (exclusive of one special telephonic meeting per year and any telephonic meeting to review the agenda of any upcoming meeting of the Board). The chairperson of the Audit Committee receives an additional annual retainer of $10,000. None of the Fund’s executive officers receive compensation from the Fund.

Prior to October 1, 2016, each Trustee who is not affiliated with the Fund or the Adviser received a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, and $500 per each special telephonic meeting. None of the Fund’s executive officers receives compensation from the Fund.

Certain Trustees and officers of the Fund are also officers of the Adviser and are not paid by the Fund for serving in such capacities.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2017 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$429,673,930	$88,055,206

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

The tax character of distributions paid for the year ended September 30, 2016 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
2016	$2,980,925	$1,881,291	$34,615,822

As of March 31, 2017, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Griffin Institutional Access Real Estate Fund	$83,301,205	$(8,579,946)	$74,721,259	$1,456,907,188

The difference between book basis and tax basis net unrealized appreciation is primarily attributable to the investments in partnerships, wash sales and certain other investments.

The Fund elects to defer to the period ending September 30, 2017, late year ordinary losses in the amount of $9,522,584.

Semi-Annual Report | March 31, 2017	31

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

6. LINE OF CREDIT

The Fund has entered into secured bank lines of credit through BNP Paribas Prime Brokerage International, Ltd. (“BNP”) and Credit Suisse (“Credit Suisse”) (collectively the “Banks”) for the purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

Borrowings under the BNP arrangement bear interest at the 3 month LIBOR plus 95 basis points at the time of borrowing. During the six months ended March 31, 2017, the Fund incurred $498,029 of interest expense related to the BNP borrowings. Average borrowings and the average interest rate for the days the BNP line of credit was outstanding during the six months ended March 31, 2017 were $51,291,781 and 1.94%, respectively. The largest outstanding borrowing during the six months ended March 31, 2017 relating to BNP was $80,104,116. As of March 31, 2017, the Fund had $70,000,000 of outstanding borrowings relating to BNP.

Borrowings under the Credit Suisse arrangement bear interest at the 3 month LIBOR plus 250 basis points at the time of borrowing. During the six months ended March 31, 2017, the Fund incurred $1,713,091 of interest expense related to the Credit Suisse borrowings. The unused amount under the Credit Suisse arrangement bears interest at 90 basis points. During the six months ended March 31, 2017, the Fund incurred $350,275 of interest expense related to the unused amount. Average borrowings and the average interest rate for the days the Credit Suisse line of credit was outstanding during the six months ended March 31, 2017 were $98,565,934 and 3.47%, respectively. The largest outstanding borrowing during the six months ended March 31, 2017 relating to Credit Suisse was $199,500,000. As of March 31, 2017, the Fund had $44,500,000 of outstanding borrowings and $155,500,000 unused outstanding relating to Credit Suisse.

As collateral for the lines of credit, the Fund grants the Banks a first position security interest in and lien on securities of any kind or description held by the Fund in the pledge accounts. As of March 31, 2017, the Fund had $1,436,883,636 of the private and public securities pledged as collateral for its lines of credit.

7. REPURCHASE OFFERS

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

During the six months ended March 31, 2017, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	September 30, 2016	December 28, 2016
Repurchase Request Deadline	November 7, 2016	February 6, 2017
Repurchase Pricing Date	November 7, 2016	February 6, 2017
Amount Repurchased	$26,882,981	$34,738,975
Shares Repurchased	1,014,984	1,303,196

8. recent accounting pronouncement

In December 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2016-19, “Technical Corrections and Improvements.” It includes an update to Accounting Standards Codification Topic 820 (“Topic 820”), Fair Value Measurement. The update to Topic 820 clarifies the difference between a valuation approach and a valuation technique. It also requires disclosure when there has been a change in either or both a valuation approach and/or a valuation technique. The changes related to Topic 820 are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2016. Management is currently evaluating the impact of the ASU to the financial statements.

32	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2017 (Unaudited)

9. securities and exchange commission regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective April 25, 2017, Class L Shares of the Fund commenced operations.

The Fund completed a quarterly repurchase offer on May 4, 2017 which resulted in 1,681,941 of Fund shares being repurchased for $44,588,607.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2017	33

Griffin Institutional Access Real Estate Fund	Additional Information

March 31, 2017 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 888-926-2688. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Intentionally Left Blank

18191 Von Karman Avenue
Suite 300
Irvine, CA 92612
949.270.9300

www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency		

This material must be accompanied or preceded by a prospectus.

Griffin Capital Securities, LLC is the exclusive wholesale marketing agent for Griffin Institutional Access Real Estate Fund. ALPS Distributors, Inc. is the distributor of Griffin Institutional Access Real Estate Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

ALPS Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, Member FINRA.

©2017 Griffin Institutional Access Real Estate Fund. All rights reserved.

GFC000580 | Exp. 05.30.2018

GX-IU3152 (0517)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable to the registrant.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	June 8, 2017

By (Signature and Title)

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	June 8, 2017